                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                     811-4989

Exact name of registrant as specified in charter:       Voyageur Mutual Funds II

Address of principal executive offices:                 2005 Market Street
                                                        Philadelphia, PA 19103

Name and address of agent for service:                  David F. Connor, Esq.
                                                        2005 Market Street
                                                        Philadelphia, PA 19103

Registrant's telephone number, including area code:     (800) 523-1918

Date of fiscal year end:                                August 31

Date of reporting period:                               November 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE COLORADO FUND
NOVEMBER 30, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS - 97.81%
Airport Revenue Bonds - 4.49%
Denver City & County Airport Revenue
   Series B 5.00% 11/15/33 (XLCA)                                                                    $ 4,000,000       $  4,106,880
   Series E 5.25% 11/15/23 (MBIA)                                                                      8,250,000          8,577,855
                                                                                                                         ----------
                                                                                                                         12,684,735
                                                                                                                         ----------
Charter School Revenue Bonds - 7.52%
Colorado Educational & Cultural Facilities Authority
   (Charter Schools Project) 5.50% 5/1/36 (XLCA)                                                       2,280,000          2,456,107
   (Liberty Common Charter School Project) 5.125% 12/1/33 (XLCA)                                       2,740,000          2,837,078
   (Littleton Academy Charter School Project) 6.125% 1/15/31                                           2,000,000          2,056,260
   (Montessori Districts Charter School Projects) 6.125% 7/15/32                                       5,590,000          5,756,694
   (Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)                                               2,170,000          2,222,471
   (Renaissance Charter School Project) 6.75% 6/1/29                                                   2,000,000          1,826,220
   (Stargate Charter School Project) 6.125% 5/1/33                                                     2,000,000          2,046,600
   (Woodrow Wilson) 5.25% 12/1/34 (XLCA)                                                               1,960,000          2,055,609
                                                                                                                         ----------
                                                                                                                         21,257,039
                                                                                                                         ----------
City General Obligation Bonds - 0.91%
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                                       2,500,000          2,577,300
                                                                                                                         ----------
                                                                                                                          2,577,300
                                                                                                                         ----------
Continuing Care/Retirement Revenue Bonds - 5.54%
Colorado Health Facilities Authority Revenue
   (Covenant Retirement Communities) Series A 5.50% 12/1/33 (RADIAN)                                   5,000,000          5,236,350
   (Evangelical Lutheran)
   5.00% 6/1/35                                                                                        1,000,000          1,001,700
   Series A 5.25% 6/1/34                                                                               2,000,000          2,037,620
   (Porter Place) Series A 6.00% 1/20/36 (GNMA)                                                        5,000,000          5,312,850
Mesa County Residential Care Facilities Mortgage Revenue (Hilltop Community Resources)
   Series A 5.375% 12/1/28 (RADIAN)                                                                    2,000,000          2,083,400
                                                                                                                         ----------
                                                                                                                         15,671,920
                                                                                                                         ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 0.54%
Denver Convention Center Series A 5.00% 12/1/33 (XLCA)                                                 1,500,000          1,537,260
                                                                                                                         ----------
                                                                                                                          1,537,260
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 1.02%
Gypsum Sales Tax & General Funding Revenue 5.25% 6/1/30 (Assured Gty)                                  2,690,000          2,875,718
                                                                                                                         ----------
                                                                                                                          2,875,718
                                                                                                                         ----------
Escrowed to Maturity Bonds - 2.24%
Colorado Health Facilities Authority (Catholic Health Initiatives) Series A 5.50% 3/1/32               5,000,000          5,452,700
Galleria Metropolitan District 7.25% 12/1/09                                                             830,000            880,423
                                                                                                                         ----------
                                                                                                                          6,333,123
                                                                                                                         ----------
Higher Education Revenue Bonds - 9.89%
Boulder County Development Revenue University Corporation for Atmospheric Research
   5.00% 9/1/33 (MBIA)                                                                                 1,000,000          1,024,380
   5.00% 9/1/35 (AMBAC)                                                                                2,000,000          2,058,760
Colorado Educational & Cultural Facilities Authority
   (Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)                                   1,000,000          1,028,680
   (Regis University Project)
   5.00% 6/1/22 (RADIAN)                                                                               1,820,000          1,866,883
   5.00% 6/1/24 (RADIAN)                                                                               1,700,000          1,736,601
   (University of Denver Project)
   Series A 5.00% 3/1/27 (MBIA)                                                                        5,000,000          5,141,450
   Series B 5.25% 3/1/35 (FGIC)                                                                        1,000,000          1,065,640
   (University of Northern Colorado Student Housing Project) Series A 5.125% 7/1/37 (MBIA)             7,500,000          7,713,674
Colorado School Mines Auxiliary Facilities Revenue 5.00% 12/1/37 (AMBAC)                               3,130,000          3,210,817
Colorado State Board of Governors University Enterprise Systems Revenue Series B
   5.00% 3/1/35 (AMBAC)                                                                                2,000,000          2,056,800
University of Colorado Enterprise System Series A 5.375% 6/1/26                                        1,000,000          1,059,710
                                                                                                                         ----------
                                                                                                                         27,963,395
                                                                                                                         ----------

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Hospital Revenue Bonds - 8.61%
Boulder County Hospital Revenue Development (Longmont United Hospital Project)
   5.60% 12/1/27 (RADIAN)                                                                              1,250,000          1,297,150
   6.00% 12/1/30 (RADIAN)                                                                              5,000,000          5,422,250
Colorado Health Facilities Authority Revenue
   (Parkview Medical Center) 5.00% 9/1/25                                                              1,000,000          1,018,090
   (Longmont United Hospital) 5.00% 12/1/19 (ACA)                                                      1,150,000          1,170,102
   (Vail Valley Medical Center Project)
   5.00% 1/15/17                                                                                       1,000,000          1,030,530
   5.80% 1/15/27                                                                                       3,475,000          3,640,236
Delta County Memorial Hospital District 5.35% 9/1/17                                                   4,000,000          4,136,720
Denver Health & Hospital Authority Healthcare Revenue Series A
   5.375% 12/1/28 (ACA)                                                                                2,770,000          2,832,934
University of Colorado Hospital Authority Series A 5.60% 11/15/31                                      3,650,000          3,796,402
                                                                                                                         ----------
                                                                                                                         24,344,414
                                                                                                                         ----------
Miscellaneous Revenue Bonds - 0.73%
Colorado Educational & Cultural Facilities Authority Revenue 5.25% 6/1/21                              2,000,000          2,075,860
                                                                                                                         ----------
                                                                                                                          2,075,860
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 6.27%
Adams County Housing Authority Mortgage Revenue (Greenbriar Project)
   6.75% 7/1/21                                                                                        1,730,000          1,771,122
Colorado Housing & Finance Authority (Multifamily Housing Insured Mortgage)
   Series A3 6.25% 10/1/26 (FHA)                                                                       6,205,000          6,380,229
   Series C3 6.15% 10/1/41                                                                             1,590,000          1,661,137
Denver City & County Multifamily Housing Revenue Federal Housing Authority
   (Insured Mortgage Loan - Garden Court) 5.40% 7/1/39 (FHA)                                           2,000,000          2,044,160
Englewood Multifamily Housing Revenue (Marks Apartments Project) 6.65% 12/1/26                         5,700,000          5,862,678
                                                                                                                         ----------
                                                                                                                         17,719,326
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 6.37%
Aurora Certificates of Participation 5.50% 12/1/30 (AMBAC)                                             8,000,000          8,528,800
Conejos & Alamosa Counties School District #11J Certificates of Participation
   6.50% 4/1/11                                                                                        1,085,000          1,110,270
El Paso County Certificates of Participation
   (Detention Facilities Project) Series B 5.00% 12/1/27 (AMBAC)                                       1,500,000          1,545,075
   (Judicial Building Project) Series A 5.00%12/1/27 (AMBAC)                                           2,000,000          2,060,100
Fremont County Certificates of Participation Refunding & Improvement Series A
   5.25%12/15/24 (MBIA)                                                                                3,045,000          3,234,551
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I
   5.25%7/1/33                                                                                         1,500,000          1,537,425
                                                                                                                         ----------
                                                                                                                         18,016,221
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 8.57%
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A
   5.125% 12/1/32 (MBIA)                                                                               4,500,000          4,683,780
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)                                               4,000,000          4,036,760
Lincoln Park Metropolitan District 7.75% 12/1/26                                                       2,500,000          2,724,475
Meridian Metropolitan District Refunding Series A 5.00% 12/1/31 (RADIAN)                               7,000,000          7,054,110
North Range Metropolitan District #1 7.25% 12/15/31                                                    3,400,000          3,592,168
Saddle Rock Colorado Metropolitan District 5.35% 12/1/31 (RADIAN)                                      1,580,000          1,630,181
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)                            500,000            513,430
                                                                                                                         ----------
                                                                                                                         24,234,904
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 11.48%
Aurora Golf Course Enterprise System Revenue (Saddle Rock Golf Course)
   6.20% 12/1/15-05                                                                                    2,000,000          2,000,160
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)                                1,250,000          1,372,713
Colorado Educational & Cultural Facilities Authority Revenue
   (Core Knowledge Charter School Project) 7.00% 11/1/29-09                                            1,000,000          1,123,410
   (Lincoln Academy Charter School Project) 8.375% 3/1/26-06                                           2,330,000          2,402,137
   (Pinnacle Charter School Project) 6.00% 12/1/21-11                                                  1,655,000          1,849,926
   (University of Denver Project) 5.375% 3/1/23-11 (AMBAC)                                               975,000          1,057,680
   (University of Denver Project-Refunded Balance) 5.375% 3/1/23-11 (AMBAC)                            1,025,000          1,092,712
Colorado Springs Revenue (Colorado College Project) 5.375% 6/1/32-09                                   5,570,000          5,974,548
Greeley County Building Authority Certificates of Participation 6.10% 8/15/16-07                       2,600,000          2,716,714
Pueblo County Certificates of Participation 6.50% 12/1/24-10                                           5,460,000          6,158,224
Pueblo Urban Renewal Authority Tax Increment Revenue 6.625% 12/1/19-06                                 1,680,000          1,735,910
Silver Dollar Metropolitan District 7.05% 12/1/30-06                                                   4,810,000          4,982,390
                                                                                                                          ---------
                                                                                                                         32,466,524
                                                                                                                         ----------
Public Power Revenue Bonds - 2.17%
Colorado Springs Utilities Revenue Series A 5.00% 11/15/29                                             5,000,000          5,112,250
Puerto Rico Electric Power Authority Power Revenue Series NN 5.00% 7/1/32 (MBIA)                       1,000,000          1,033,420
                                                                                                                         ----------
                                                                                                                          6,145,670
                                                                                                                         ----------
Recreational Area Revenue Bonds - 1.21%
South Suburban Park & Recreation District (Golf & Ice Arena Facility) 6.00% 11/1/15                    2,330,000          2,381,027
Westminster Golf Course 5.55% 12/1/23 (RADIAN)                                                         1,000,000          1,050,150
                                                                                                                         ----------
                                                                                                                          3,431,177
                                                                                                                         ----------
School District General Obligation Bonds - 5.68%
Douglas County School District #1 Building (Douglas & Elbert Counties) Series B
   5.00% 12/15/30 (FSA)                                                                                2,335,000          2,421,769
   5.125% 12/15/25 (FSA)                                                                               2,000,000          2,095,580
El Paso County School District #2 (Harrison) 5.00% 12/1/27 (MBIA)                                      2,115,000          2,186,254
El Paso County School District #49 (Falcon) 5.50% 12/1/21 (FGIC)                                       3,580,000          3,891,710
Fremont County School District #1 (Canon City) 5.00% 12/1/24 (MBIA)                                    1,735,000          1,812,312
Garfield County School District #2 5.00% 12/1/25 (FSA)                                                 1,000,000          1,036,740
Garfield Pitkin & Eagle County School District #1 Series A 5.00% 12/15/27 (FSA)                        1,500,000          1,561,395
La Plata County School District #9-R 5.125% 11/1/24 (MBIA)                                             1,000,000          1,052,720
                                                                                                                         ----------
                                                                                                                         16,058,480
                                                                                                                         ----------

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Tax Increment/Special Assessment Bonds - 5.07%
Loveland Special Improvements District #1 7.50% 7/1/29                                                 5,540,000          5,543,213
Lowry Economic Redevelopment Authority Revenue
   7.80% 12/1/10                                                                                       7,545,000          7,957,184
   Series A 7.30% 12/1/10                                                                                790,000            829,318
                                                                                                                        -----------
                                                                                                                         14,329,715
                                                                                                                        -----------
Territorial General Obligation Bonds - 2.19%
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/21                                      4,000,000          4,180,400
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)                     2,000,000          2,019,080
                                                                                                                        -----------
                                                                                                                          6,199,480
                                                                                                                        -----------
Turnpike/Toll Road Revenue Bonds - 5.57%
E-470 Public Highway Authority Series A 5.75% 9/1/35 (MBIA)                                            3,100,000          3,407,520
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                               11,750,000         12,327,160
                                                                                                                        -----------
                                                                                                                         15,734,680
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 1.74%
Erie Water Enterprise Revenue 5.00% 12/1/23 (ACA)                                                      1,750,000          1,760,168
Ute Utility Water Conservancy District Water Revenue 5.75% 6/15/20 (MBIA)                              2,900,000          3,169,149
                                                                                                                        -----------
                                                                                                                          4,929,317
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $261,519,809)                                                                               276,586,258
                                                                                                                        -----------

                                                                                                        NUMBER OF
                                                                                                         SHARES
SHORT-TERM INVESTMENT - 0.20%
Money Market Instruments - 0.20%
Dreyfus Cash Management Fund                                                                             547,565            547,565
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENT (COST $547,565)                                                                                 547,565
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 98.01%
   (cost $262,067,374)                                                                                                  277,133,823
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.99%                                                       5,638,211
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 25,700,062 SHARES OUTSTANDING - 100.00%                                                       $282,772,034
                                                                                                                       ------------

ss. Pre-Refunded Bonds. Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
See Note 3 in "Notes."

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
Assured Gty - Insured by the Assured Guaranty Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds II
- Delaware Tax-Free Colorado Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $262,082,154
                                    -------------
Aggregate unrealized appreciation      15,305,620
Aggregate unrealized depreciation        (253,951)
                                    -------------
Net unrealized appreciation         $  15,051,669
                                    -------------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $6,682,763 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,054,025 expires in 2009, $4,571,043 expires in 2012 and $57,695 expires in 2013.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.


ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    January 25, 2006

                                  CERTIFICATION
                                  -------------
I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
-------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 25, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    January 25, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    January 25, 2006



         Michael P. Bishof
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 25, 2006